Reserves for Losses and Loss Adjustment Expenses - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years	$ 124.6	$ (62.9)	$ (22.1)
Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years	184.6
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years	$ (60.0)